Income Taxes - Income Tax Benefit (Expense) Recognized Directly in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Recognized in other comprehensive income:
Current income tax benefit (expense)	$ (2)	$ 0
Deferred income tax benefit (expense)	(41)	(101)
Total income tax benefit (expense) included in other comprehensive income (loss)	(43)	(101)
Current income tax benefit (expense)	(16)	0
Deferred income tax benefit (expense)	94	(24)
Total recognized in equity, other than other comprehensive income	78	(24)
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$ 35	$ (125)